John Deere Owner Trust 2018	EXHIBIT 99.2
Statement to Certificateholders

$223,000,000 Class A-1 1.95000% Asset Backed Notes due March 15, 2019
$220,960,000 Class A-2 2.42% Asset Backed Notes due October 15, 2020
$224,950,000 Class A-3 2.66% Asset Backed Notes due April 18, 2022
$84,280,000 Class A-4 2.91% Asset Backed Notes due January 15, 2025
$19,311,002 Overcollateralization

Payment Date:			15-May-18

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$37,616,465.21
		per $1,000 original principal amount:	$168.68

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$37,616,465.21

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$276,029.06
		per $1,000 original principal amount:	$1.24

		(ii) Class A-2 Notes:	$445,602.67
		per $1,000 original principal amount:	$2.02

		(iii) Class A-3 Notes:	$498,639.17
		per $1,000 original principal amount:	$2.22

		(iv) Class A-4 Notes:	$204,379.00
		per $1,000 original principal amount:	$2.43

		(v) Total:	$1,424,649.90

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$713,897,098.66

	(b)	Note Value at end of related Collection Period:	$687,605,955.58

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	19,311,002.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$138,104,953.63
		(ii) A-1 Note Pool Factor:	0.6193047

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$220,960,000.00
		(ii) A-2 Note Pool Factor:	1.0000000

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$224,950,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$84,280,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$627,975.58
		(i) per $1,000 original principal amount:	$0.78
	(b)	Amount of Servicing Fee earned:	$627,975.58
	(c)	Amount of Servicing Fee paid:	$627,975.58
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$2,080,999.57

(11)	(i)	Amount in Reserve Account:	$7,725,010.00
	(ii)	Specified Reserve Account Balance:	$7,725,010.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$2,912,812.32
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.41%

(13)	(i)	Aggregate amount of net losses for the collection period:	$0.00
	(ii)	Cumulative amount of net losses:	$10,589.54
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$8,626,210.02
		(ii) % of Pool Balance:	1.14%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:		$0.00
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:		$0.00
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%